CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	2,000,000,001	2,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Common Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	256,998,306	202,318,864
Ordinary shares, shares outstanding	250,732,061	202,318,864
Treasury shares	6,266,245	0
Common Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	102,115,140	159,494,722
Ordinary shares, shares issued	72,923,447	125,441,218
Ordinary shares, shares outstanding	72,923,447	125,441,218
Common Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	102,115,140	159,494,722
Ordinary shares, shares issued	23,110,819	27,972,630
Ordinary shares, shares outstanding	0	0